30. Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 341,357
Provisions, ending	598,087	$ 341,357
Non-current liabilities
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	341,357	259,573
Increases	256,733	81,787
Decreases	(3)	(3)
Provisions, ending	598,087	341,357
Current liabilities
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	87,912	70,489
Increases	81,256	69,260
Decreases	(3,910)	(51,837)
Provisions, ending	$ 129,258	$ 87,912